Financing Received from the Argentine Central Bank and Other Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Loans from the Argentina Central Bank and Other Financial Institutions
The account breaks down as follows as of the indicated dates:

	12.31.25	12.31.24
Argentine Central Bank Financing	2,378,397	462,231
Correspondents	36,036,307	10,868,751
Financing from Local Financial Institutions	623,152,300	544,336,242
Financing from Foreign Financial Institutions	218,793,345	23,683,803
Financing from International Financial Institutions	1,385,363	1,805,307
Total	881,745,712	581,156,334

Schedule of Credit Lines with Local and International Financial Institutions and Entities
The following table details the credit lines with local and international financial institutions and entities as of the indicated dates:

Financial Institutions and/or Agencies	Placement Date	Currency	Term(*)	Rate(*)	Maturity	Amount as of 12.31.25(**)
Local Institutions
BICE	Sundry dates	Ps.	1646 days	55.12	Sundry dates	95,531,084
Agreements with Banks(1)	Sundry dates	Ps.	221 days	36.15	Sundry dates	497,019,157
Calls taken with entities within the private sector	12.30.25	Ps.	3 days	62.00	01.02.26	8,700,000
Calls taken with entities within the private sector	12.26.25	US$	7 days	3.00	01.02.26	21,902,059
Argentine Central Bank	12.31.25	Ps.	3 days	0.00	01.05.26	2,378,397
International Institutions
Correspondents	12.30.25	US$	3 days	0.00	01.02.26	36,036,307
BID Lines US$	12.15.25	US$	2527 days	7.00	12.15.32	145,941,670
Pre-financing	Sundry dates	US$	147 days	6.90	Sundry dates	74,237,038
Total						881,745,712
(*)    Weighted average.
(**)    It includes principal and interest.
(1)    Mainly correspond to Naranja X’ credit lines.

Financial Institutions and/or Agencies	Placement Date	Currency	Term(*)	Rate(*)	Maturity	Amount as of 12.31.24(**)
Local Institutions
BICE	Sundry dates	Ps.	1646 days	40.00	Sundry dates	51,405,016
Agreements with Banks(1)	Sundry dates	Ps.	218 days	40.23	Sundry dates	472,771,367
Calls taken with entities within the private sector	12.26.24	Ps.	7 days	32.00	01.02.25	6,577,438
Calls taken with entities within the private sector	12.27.24	US$	7 days	3.00	01.03.25	13,582,421
Argentine Central Bank	12.30.24	Ps.	3 days	—	01.02.25	462,231
International Institutions
Correspondents	12.30.24	US$	3 days	—	01.02.25	10,868,751
Pre-financing	Sundry dates	US$	129 days	6.95	Sundry dates	25,489,110
Total						581,156,334
(*)    Weighted average.
(**)    It includes principal and interest.
(1) Mainly correspond to Naranja X’ credit lines.